Risk Report - Credit Risk Management - IFRS 9 2 Focus areas - Parenthetical information (Detail: Text Values)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
CRM IFRS 9 Focus areas [Abstract]
The Average LTV In The US Office Loan Segment	0.81	0.60
The Haircuts Applied By The Group For Stress Analysis Top Of Range	0.18
The Haircuts Applied By The Group For Stress Analysis Bottom Of Range	0.03
Movement in NonRecourse CRE portfolio	€ 1,200,000,000
Movement in Stress tested Non Recourse CRE portfolio	€ 700,000,000
Stress tested CRE portfolio in Germany in percent	0.07
Total office loans in the stress-tested CRE portfolio in Germany	0.04
Potential losses identified by stress test of CRE non-recourse portfolio	€ 1,100,000,000
Liquidation scenario implies the stress LTV beyond in percent	1